JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 56.1%
Fixed Income — 9.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	431,427	5,362,643
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,444,150	12,708,517
JPMorgan Corporate Bond Fund Class R6 Shares (a)	389,445	4,194,318
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	98,466	766,065
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	92,380	715,021
JPMorgan High Yield Fund Class R6 Shares (a)	1,941,763	13,223,403
JPMorgan Managed Income Fund Class L Shares (a)	17,803	178,923

Total Fixed Income		37,148,890

International Equity — 9.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,166,683	38,003,616

U.S. Equity — 37.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,045,894	155,614,712

TOTAL INVESTMENT COMPANIES (Cost $202,938,513)		230,767,218

EXCHANGE-TRADED FUNDS — 39.5%
Alternative Assets — 4.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	267,850	19,271,808

Fixed Income — 0.4%
JPMorgan U.S. Aggregate Bond ETF (a)	49,998	1,397,444

International Equity — 26.3%
JPMorgan BetaBuilders International Equity ETF (a)	2,244,002	108,205,777

U.S. Equity — 8.1%
iShares Russell 2000 ETF	85,805	12,852,731
iShares Russell Mid-Cap ETF	355,846	20,418,443

Total U.S. Equity		33,271,174

TOTAL EXCHANGE-TRADED FUNDS (Cost $159,439,731)		162,146,203

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $4,914,260)	4,890,000	4,927,821

	Shares
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $15,313,905)	15,313,905	15,313,905

Total Investments — 100.5% (Cost $382,606,409)		413,155,147
Liabilities in Excess of Other Assets — (0.5)%		(2,190,359)

Net Assets — 100.0%		410,964,788

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	74	12/2020	EUR	2,760,744	(111,704)
MSCI EAFE E-Mini Index	36	12/2020	USD	3,335,760	(90,687)
MSCI Emerging Markets E-Mini Index	93	12/2020	USD	5,060,595	(44,716)
Russell 2000 E-Mini Index	81	12/2020	USD	6,096,465	64,406
S&P 500 E-Mini Index	75	12/2020	USD	12,560,625	97,570
S&P Midcap 400 E-Mini Index	11	12/2020	USD	2,040,830	6,823
U.S. Treasury 10 Year Note	82	12/2020	USD	11,439,000	28,906

					(49,402)

Short Contracts
Euro-Bund	(47)	12/2020	EUR	(9,615,298)	(44,819)
FTSE 100 Index	(52)	12/2020	GBP	(3,911,489)	110,368

					65,549

					16,147

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$162,146,203	$—	$—	$162,146,203
Investment Companies	230,767,218	—	—	230,767,218
U.S. Treasury Obligations	—	4,927,821	—	4,927,821
Short-Term Investments
Investment Companies	15,313,905	—	—	15,313,905

Total Investments in Securities	$408,227,326	$4,927,821	$—	$413,155,147

Appreciation in Other Financial Instruments
Futures Contracts	$308,073	$—	$—	$308,073

Depreciation in Other Financial Instruments
Futures Contracts	$(291,926)	$—	$—	$(291,926)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$95,796,222	$8,059,449	$—	$—	$4,350,106	$108,205,777	2,244,002	$547,042	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,039,549	3,172,859	—	—	59,400	19,271,808	267,850	143,976	—
JPMorgan Core Bond Fund Class R6 Shares (a)	5,309,423	31,847	—	—	21,373	5,362,643	431,427	31,847	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,510,496	83,321	—	—	114,700	12,708,517	1,444,150	83,322	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,387,420	785,959	—	—	20,939	4,194,318	389,445	24,094	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	743,603	6,919	—	—	15,543	766,065	98,466	6,918	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	33,258,666	2,634,497	1,084,335	(18,269)	3,213,057	38,003,616	2,166,683	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	700,010	5,917	—	—	9,094	715,021	92,380	5,918	—
JPMorgan Equity Index Fund Class R6 Shares (a)	132,331,002	12,616,395	—	—	10,667,315	155,614,712	3,045,894	990,846	—
JPMorgan High Yield Fund Class R6 Shares (a)	7,683,143	5,321,161	—	—	219,099	13,223,403	1,941,763	123,108	—
JPMorgan Managed Income Fund Class L Shares (a)	178,514	409	—	—	—	178,923	17,803	410	—
JPMorgan U.S. Aggregate Bond ETF (a)	1,398,944	—	—	—	(1,500)	1,397,444	49,998	5,844	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	12,617,403	40,577,483	37,880,981	—	—	15,313,905	15,313,905	3,061	—

Total	$321,954,395	$73,296,216	$38,965,316	$(18,269)	$18,689,126	$374,956,152		$1,966,386	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.